Employee benefit plans - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension plans
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	5.56%	4.85%	5.20%
Weighted average rate of compensation increases	3.20%	3.20%	3.00%
Weighted average expected long-term rate of return on plan assets	4.97%	5.80%	6.30%
Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	5.35%	5.55%	4.85%
Weighted average rate of compensation increases	3.20%	3.20%	3.00%
Post-retirement healthcare plan
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	5.67%	5.16%	5.37%
Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	5.48%	5.67%	5.16%
Post-retirement healthcare plan | Maximum
Actuarial assumptions used to determine annual benefit expense
Weighted average annual medical cost increase rate	6.60%	6.80%	6.90%
Actuarial assumptions used to determine benefit obligations at end of year
Weighted average annual medical cost increase rate	6.50%	6.60%	6.80%
Post-retirement healthcare plan | Minimum
Actuarial assumptions used to determine annual benefit expense
Weighted average annual medical cost increase rate	4.50%	4.50%	4.50%
Actuarial assumptions used to determine benefit obligations at end of year
Weighted average annual medical cost increase rate	4.50%	4.50%	4.50%